Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2016
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following components:

	31 March
(Millions of US dollars)	2016	2015

Cash at bank and on hand	$94.5	$60.0
Short-term deposits	12.6	7.0

Total cash and cash equivalents	$107.1	$67.0